INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS [abstract]
Schedule of intangible assets
	Gas processing rights under NWS Project	Exploration rights	Marketing transportation and storage contracts	Software and others	Goodwill	Total

Cost:
At January 1, 2019	1,259	531	1,507	3,039	14,592	20,928
Additions	-	-	-	348	-	348
Disposal	-	-	-	(27)	-	(27)
Exchange differences	21	-	24	14	239	298

At December 31, 2019	1,280	531	1,531	3,374	14,831	21,547

At January 1, 2020	1,280	531	1,531	3,374	14,831	21,547
Additions	-	-	-	221	-	221
Disposal	-	-	-	(1)	-	(1)
Exchange differences	(83)	-	(99)	(66)	(960)	(1,208)

At December 31, 2020	1,197	531	1,432	3,528	13,871	20,559

Accumulated amortization:
At January 1, 2019	(836)	(219)	(1,299)	(2,501)	-	(4,855)
Amortization charge for the year	(53)	(30)	(55)	(227)	-	(365)
Disposal	-	-		27	-	27
Exchange differences	(15)	-	(20)	(13)	-	(48)

At December 31, 2019	(904)	(249)	(1,374)	(2,714)	-	(5,241)

At January 1, 2020	(904)	(249)	(1,374)	(2,714)	-	(5,241)
Amortization charge for the year	(75)	(30)	(58)	(239)	-	(402)
Exchange differences	63	-	92	58	-	213

At December 31, 2020	(916)	(279)	(1,340)	(2,895)	-	(5,430)

Net book value:
At December 31, 2019	376	282	157	660	14,831	16,306

At December 31, 2020	281	252	92	633	13,871	15,129